Earnings / (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income / (Loss):
Net income / (loss)	$ (9,771)	$ (154,228)	$ (458,177)
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	63,034,394	47,574,454	39,124,673
Basic earnings / (loss) per share	$ (0.16)	$ (3.24)	$ (11.71)
Effect of dilutive securities:
Dilutive effect of non vested shares	0	0	0
Weighted average common shares outstanding, diluted	63,034,394	47,574,454	39,124,673
Diluted earnings / (loss) per share	$ (0.16)	$ (3.24)	$ (11.71)
Earnings / (loss) per share
Number of anti-dilutive shares	280,000	385,000	135,230
Employee Stock Option
Earnings / (loss) per share
Number of anti-dilutive shares	104,250	104,250	104,250